UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2021

Date of reporting period:	3/31/2021

Item 1 – Reports to Stockholders

PGIM JENNISON SMALL COMPANY FUND

SEMIANNUAL REPORT

MARCH 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Small Company Fund informative and useful. The report covers performance for the six-month period ended March 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Small Company Fund

May 14, 2021

PGIM Jennison Small Company Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	45.37	108.43	14.96	11.06	—
Class C	44.79	118.13	15.49	10.92	—
Class R	45.23	120.34	16.05	11.48	—
Class Z	45.66	121.44	16.64	12.03	—
Class R2	45.36	120.52	N/A	N/A	15.15 (11/28/17)
Class R4	45.54	121.14	N/A	N/A	15.49 (11/28/17)
Class R6	45.77	121.66	16.79	12.03	—
Russell 2500 Index
	41.33	89.40	15.93	12.20	—
S&P SmallCap 600 Index
	55.26	95.33	15.60	12.97	—

Average Annual Total Returns as of 3/31/21 Since Inception (%)
			Class R2, R4 (11/28/17)		Class R6 (11/29/10)
Russell 2500 Index			13.73		13.49
S&P SmallCap 600 Index			12.27		14.15

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase.	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index.

S&P SmallCap 600 Index—The S&P SmallCap 600 Index is an unmanaged, capital-weighted index of 600 smaller-company US common stocks that cover all industry sectors. It gives a broad look at how US small-cap stock prices have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Small Company Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Brunswick Corp.	Leisure Products	1.9%
Saia, Inc.	Road & Rail	1.8%
Devon Energy Corp.	Oil, Gas & Consumable Fuels	1.7%
WillScot Mobile Mini Holdings Corp.	Construction & Engineering	1.7%
Summit Materials, Inc. (Class A Stock)	Construction Materials	1.6%
Horizon Therapeutics plc	Pharmaceuticals	1.6%
Avient Corp.	Chemicals	1.6%
Brightsphere Investment Group, Inc.	Capital Markets	1.5%
Performance Food Group Co.	Food & Staples Retailing	1.5%
Great Lakes Dredge & Dock Corp.	Construction & Engineering	1.5%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the

PGIM Jennison Small Company Fund	7

Fees and Expenses (continued)

impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small Company Fund		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,453.70	1.14%	$6.97
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74
Class C	Actual	$1,000.00	$1,447.90	1.89%	$11.53
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50
Class R	Actual	$1,000.00	$1,452.30	1.32%	$8.07
	Hypothetical	$1,000.00	$1,018.35	1.32%	$6.64
Class Z	Actual	$1,000.00	$1,456.60	0.82%	$5.02
	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13
Class R2	Actual	$1,000.00	$1,453.60	1.18%	$7.22
	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94
Class R4	Actual	$1,000.00	$1,455.40	0.93%	$5.69
	Hypothetical	$1,000.00	$1,020.29	0.93%	$4.68
Class R6	Actual	$1,000.00	$1,457.70	0.70%	$4.29
	Hypothetical	$1,000.00	$1,021.44	0.70%	$3.53

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS

Aerospace & Defense 0.6%

Curtiss-Wright Corp.	69,667	$8,262,506
Kaman Corp.	88,501	4,539,216

		12,801,722

Airlines 0.1%

Sun Country Airlines Holdings, Inc.*(a)	60,683	2,080,213

Banks 7.0%

Ameris Bancorp	193,783	10,175,545
BankUnited, Inc.	572,048	25,141,510
East West Bancorp, Inc.	387,051	28,564,364
Eastern Bankshares, Inc.	558,498	10,773,426
Enterprise Financial Services Corp.	173,211	8,563,552
First Bancorp	27,241	1,184,983
PacWest Bancorp	255,769	9,757,587
Pinnacle Financial Partners, Inc.(a)	283,322	25,119,328
Seacoast Banking Corp. of Florida*	49,599	1,797,468
Silvergate Capital Corp. (Class A Stock)*	40,151	5,708,268
Wintrust Financial Corp.	232,012	17,586,510

		144,372,541

Biotechnology 4.4%

Amicus Therapeutics, Inc.*	1,162,011	11,480,669
Apellis Pharmaceuticals, Inc.*	263,022	11,286,274
Argenx SE (Netherlands), ADR*(a)	56,543	15,571,377
Intellia Therapeutics, Inc.*	152,498	12,238,727
Natera, Inc.*	106,283	10,791,976
Nurix Therapeutics, Inc.*	225,574	7,013,096
ORIC Pharmaceuticals, Inc.*	128,265	3,142,492
Turning Point Therapeutics, Inc.*	131,531	12,441,517
Veracyte, Inc.*	154,415	8,299,806

		92,265,934

Building Products 1.4%

AZEK Co., Inc. (The)*	179,667	7,554,997
JELD-WEN Holding, Inc.*	778,040	21,543,928

		29,098,925

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      9

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 5.2%

Ares Management Corp. (Class A Stock)	327,071	$18,325,788
AssetMark Financial Holdings, Inc.*	231,236	5,397,048
Brightsphere Investment Group, Inc.	1,580,148	32,203,416
Focus Financial Partners, Inc. (Class A Stock)*	491,746	20,466,469
Lazard Ltd. (Class A Stock)	536,863	23,358,909
Open Lending Corp. (Class A Stock)*	217,751	7,712,741

		107,464,371

Chemicals 1.6%

Avient Corp.	685,299	32,394,084

Commercial Services & Supplies 1.4%

GFL Environmental, Inc. (Canada)(a)	365,202	12,763,810
Harsco Corp.*	986,827	16,924,083

		29,687,893

Construction & Engineering 4.4%

Great Lakes Dredge & Dock Corp.*	2,110,714	30,774,210
Quanta Services, Inc.	294,414	25,902,544
WillScot Mobile Mini Holdings Corp.*	1,281,737	35,568,202

		92,244,956

Construction Materials 1.6%

Summit Materials, Inc. (Class A Stock)*	1,197,427	33,551,905

Containers & Packaging 0.9%

Crown Holdings, Inc.	193,719	18,798,492

Diversified Telecommunication Services 0.6%

Bandwidth, Inc. (Class A Stock)*(a)	91,371	11,580,361

Electric Utilities 0.7%

Alliant Energy Corp.	267,883	14,508,543

Electronic Equipment, Instruments & Components 2.3%

Cognex Corp.	216,121	17,935,882
Littelfuse, Inc.	62,947	16,645,705
nLight, Inc.*	420,333	13,618,789

		48,200,376

See Notes to Financial Statements.

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 5.1%

American Campus Communities, Inc.	495,003	$21,369,279
Cousins Properties, Inc.	491,754	17,383,504
Gaming & Leisure Properties, Inc.	587,367	24,921,982
Independence Realty Trust, Inc.	1,336,226	20,310,635
National Storage Affiliates Trust	142,600	5,694,018
Retail Opportunity Investments Corp.	512,631	8,135,454
Summit Hotel Properties, Inc.*	715,219	7,266,625

		105,081,497

Food & Staples Retailing 3.2%

BJ’s Wholesale Club Holdings, Inc.*(a)	564,398	25,318,895
Performance Food Group Co.*	542,302	31,242,018
Sprouts Farmers Market, Inc.*	398,742	10,614,512

		67,175,425

Food Products 1.8%

Adecoagro SA (Brazil)*	1,292,702	10,160,638
Darling Ingredients, Inc.*	304,334	22,392,896
Freshpet, Inc.*	35,219	5,593,129

		38,146,663

Health Care Equipment & Supplies 2.6%

Hill-Rom Holdings, Inc.	145,850	16,113,508
Integra LifeSciences Holdings Corp.*	106,091	7,329,827
Ortho Clinical Diagnostics Holdings PLC*	786,345	15,172,527
Outset Medical, Inc.*(a)	174,330	9,481,809
Silk Road Medical, Inc.*	134,716	6,823,365

		54,921,036

Health Care Providers & Services 2.4%

Acadia Healthcare Co., Inc.*	364,542	20,829,930
Molina Healthcare, Inc.*	126,915	29,667,650

		50,497,580

Health Care Technology 1.0%

Change Healthcare, Inc.*	432,186	9,551,311
Phreesia, Inc.*	194,713	10,144,547

		19,695,858

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      11

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 3.4%

BJ’s Restaurants, Inc.*	38,439	$2,232,537
Bloomin’ Brands, Inc.*	692,825	18,740,916
Jack in the Box, Inc.	223,421	24,527,157
Penn National Gaming, Inc.*(a)	151,334	15,865,857
Rush Street Interactive, Inc.*	611,200	9,987,008

		71,353,475

Household Durables 1.0%

Century Communities, Inc.*	242,729	14,641,413
Toll Brothers, Inc.	91,346	5,182,059

		19,823,472

Independent Power & Renewable Electricity Producers 1.3%

NextEra Energy Partners LP	369,634	26,938,926

Insurance 2.3%

Alleghany Corp.*	25,972	16,266,004
Axis Capital Holdings Ltd.	273,836	13,574,051
ProSight Global, Inc.*	362,819	4,571,519
RenaissanceRe Holdings Ltd. (Bermuda)	84,522	13,544,650

		47,956,224

Internet & Direct Marketing Retail 0.8%

Stamps.com, Inc.*(a)	79,414	15,843,887

IT Services 2.9%

Evo Payments, Inc. (Class A Stock)*	229,715	6,321,757
Globant SA*	62,766	13,030,849
Shift4 Payments, Inc. (Class A Stock)*	48,663	3,990,853
TELUS International CDA, Inc. (Philippines)*	632,171	17,688,144
WEX, Inc.*	87,927	18,396,087

		59,427,690

Leisure Products 1.9%

Brunswick Corp.	418,491	39,911,487

Life Sciences Tools & Services 2.6%

Avantor, Inc.*	796,027	23,029,061

See Notes to Financial Statements.

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

PPD, Inc.*	573,588	$21,704,570
Syneos Health, Inc.*	129,145	9,795,648

		54,529,279

Machinery 4.6%

Colfax Corp.*	587,842	25,753,358
Enerpac Tool Group Corp.	193,230	5,047,168
Kennametal, Inc.	282,607	11,295,802
Lincoln Electric Holdings, Inc.	133,049	16,357,044
Nordson Corp.	11,699	2,324,357
Rexnord Corp.	562,657	26,495,518
Westinghouse Air Brake Technologies Corp.	106,076	8,396,976

		95,670,223

Media 0.5%

Cardlytics, Inc.*	84,798	9,302,341

Metals & Mining 1.1%

ERO Copper Corp. (Canada)*	496,527	8,546,096
Royal Gold, Inc.	124,210	13,367,480

		21,913,576

Mortgage Real Estate Investment Trusts (REITs) 0.6%

Starwood Property Trust, Inc.	493,561	12,210,699

Oil, Gas & Consumable Fuels 3.6%

Devon Energy Corp.	1,639,929	35,832,449
PDC Energy, Inc.*	704,462	24,233,493
Targa Resources Corp.	492,115	15,624,651

		75,690,593

Pharmaceuticals 3.1%

Horizon Therapeutics PLC*	354,991	32,673,372
Jazz Pharmaceuticals PLC*(a)	114,274	18,783,217
Revance Therapeutics, Inc.*	457,156	12,777,510

		64,234,099

Professional Services 0.5%

ASGN, Inc.*	110,470	10,543,257

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      13

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development 0.6%

Howard Hughes Corp. (The)*	127,104	$ 12,091,403

Road & Rail 3.2%

J.B. Hunt Transport Services, Inc.	99,845	16,780,949
Saia, Inc.*	160,645	37,041,524
TFI International, Inc. (Canada)	175,147	13,093,990

		66,916,463

Semiconductors & Semiconductor Equipment 5.3%

Brooks Automation, Inc.	317,283	25,906,157
Entegris, Inc.	102,562	11,466,432
Lattice Semiconductor Corp.*	234,790	10,570,246
MACOM Technology Solutions Holdings, Inc.*	181,848	10,550,821
ON Semiconductor Corp.*	286,555	11,923,553
Tower Semiconductor Ltd. (Israel)*	654,355	18,348,114
Universal Display Corp.	89,754	21,251,055

		110,016,378

Software 3.9%

ACV Auctions, Inc. (Class A Stock)*	182,069	6,301,408
Descartes Systems Group, Inc. (The) (Canada)*	97,276	5,925,081
Everbridge, Inc.*	189,654	22,982,272
PagerDuty, Inc.*(a)	311,450	12,529,633
Smartsheet, Inc. (Class A Stock)*	327,468	20,931,755
Varonis Systems, Inc.*	249,501	12,809,381

		81,479,530

Specialty Retail 2.7%

Boot Barn Holdings, Inc.*	164,742	10,265,074
Burlington Stores, Inc.*(a)	55,218	16,499,139
Five Below, Inc.*	97,141	18,533,531
Vroom, Inc.*(a)	282,280	11,006,097

		56,303,841

Textiles, Apparel & Luxury Goods 1.4%

Kontoor Brands, Inc.	399,635	19,394,287
Ralph Lauren Corp.*	81,463	10,032,983

		29,427,270

See Notes to Financial Statements.

Description	Shares	Value
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.4%

WSFS Financial Corp.(a)	156,986	$ 7,816,333

Trading Companies & Distributors 0.5%

Rush Enterprises, Inc. (Class A Stock)	205,593	10,244,699

Water Utilities 0.6%

Essential Utilities, Inc.	254,451	11,386,682

TOTAL LONG-TERM INVESTMENTS (cost $1,414,507,110)		2,015,600,202

SHORT-TERM INVESTMENTS 4.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	39,095,339	39,095,339
PGIM Institutional Money Market Fund (cost $56,317,618; includes $56,310,093 of cash collateral for securities on loan)(b)(wa)	56,399,348	56,371,148

TOTAL SHORT-TERM INVESTMENTS (cost $95,412,957)		95,466,487

TOTAL INVESTMENTS 101.7% (cost $1,509,920,067)		2,111,066,689
Liabilities in excess of other assets (1.7)%		(34,777,450)

NET ASSETS 100.0%		$ 2,076,289,239

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

REITs—Real Estate Investment Trust

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,569,814; cash collateral of $56,310,093 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      15

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Unfunded special purpose acquisition company commitments outstanding at March 31, 2021:

Issuer	Shares (000)	Unfunded Commitment(1)

Forum Merger III Corp.	760	$7,600,000
Hudson Executive Investment Corp.	945	9,450,920
Crescent Acquisition Corp.	1,000	10,000,000
FTAC Olympus Acquisition Corp.	500	5,000,000

		$32,050,920

(1) Approximates fair value as of March 31, 2021.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$12,801,722	$—	$—
Airlines	2,080,213	—	—
Banks	144,372,541	—	—
Biotechnology	92,265,934	—	—
Building Products	29,098,925	—	—
Capital Markets	107,464,371	—	—
Chemicals	32,394,084	—	—
Commercial Services & Supplies	29,687,893	—	—
Construction & Engineering	92,244,956	—	—
Construction Materials	33,551,905	—	—
Containers & Packaging	18,798,492	—	—
Diversified Telecommunication Services	11,580,361	—	—
Electric Utilities	14,508,543	—	—
Electronic Equipment, Instruments & Components	48,200,376	—	—
Equity Real Estate Investment Trusts (REITs)	105,081,497	—	—
Food & Staples Retailing	67,175,425	—	—
Food Products	38,146,663	—	—
Health Care Equipment & Supplies	54,921,036	—	—
Health Care Providers & Services	50,497,580	—	—
Health Care Technology	19,695,858	—	—
Hotels, Restaurants & Leisure	71,353,475	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Household Durables	$19,823,472	$—	$—
Independent Power & Renewable Electricity Producers	26,938,926	—	—
Insurance	47,956,224	—	—
Internet & Direct Marketing Retail	15,843,887	—	—
IT Services	59,427,690	—	—
Leisure Products	39,911,487	—	—
Life Sciences Tools & Services	54,529,279	—	—
Machinery	95,670,223	—	—
Media	9,302,341	—	—
Metals & Mining	21,913,576	—	—
Mortgage Real Estate Investment Trusts (REITs)	12,210,699	—	—
Oil, Gas & Consumable Fuels	75,690,593	—	—
Pharmaceuticals	64,234,099	—	—
Professional Services	10,543,257	—	—
Real Estate Management & Development	12,091,403	—	—
Road & Rail.	66,916,463	—	—
Semiconductors & Semiconductor Equipment	110,016,378	—	—
Software	81,479,530	—	—
Specialty Retail	56,303,841	—	—
Textiles, Apparel & Luxury Goods	29,427,270	—	—
Thrifts & Mortgage Finance	7,816,333	—	—
Trading Companies & Distributors	10,244,699	—	—
Water Utilities	11,386,682	—	—
Affiliated Mutual Funds	95,466,487	—	—

Total	$2,111,066,689	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2021 were as follows:

Banks	7.0%
Semiconductors & Semiconductor Equipment	5.3
Capital Markets	5.2
Equity Real Estate Investment Trusts (REITs)	5.1
Machinery	4.6
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	4.6
Biotechnology	4.4
Construction & Engineering	4.4
Software	3.9
Oil, Gas & Consumable Fuels	3.6

Hotels, Restaurants & Leisure	3.4%
Food & Staples Retailing	3.2
Road & Rail	3.2
Pharmaceuticals	3.1
IT Services	2.9
Specialty Retail	2.7
Health Care Equipment & Supplies	2.6
Life Sciences Tools & Services	2.6
Health Care Providers & Services	2.4
Electronic Equipment, Instruments & Components	2.3
Insurance	2.3
Leisure Products	1.9

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      17

Schedule of Investments (unaudited) (continued)

as of March 31, 2021

Industry Classification (continued):

Food Products	1.8%
Construction Materials	1.6
Chemicals	1.6
Commercial Services & Supplies	1.4
Textiles, Apparel & Luxury Goods	1.4
Building Products	1.4
Independent Power & Renewable Electricity Producers	1.3
Metals & Mining	1.1
Household Durables	1.0
Health Care Technology	1.0
Containers & Packaging	0.9
Internet & Direct Marketing Retail	0.8
Electric Utilities	0.7
Aerospace & Defense	0.6

Mortgage Real Estate Investment Trusts (REITs)	0.6%
Real Estate Management & Development	0.6
Diversified Telecommunication Services	0.6
Water Utilities	0.6
Professional Services	0.5
Trading Companies & Distributors	0.5
Media	0.5
Thrifts & Mortgage Finance	0.4
Airlines	0.1

101.7
Liabilities in excess of other assets	(1.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$56,569,814	$(56,310,093)	$259,721

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of March 31, 2021

Assets

Investments at value, including securities on loan of $56,569,814:
Unaffiliated investments (cost $1,414,507,110)	$2,015,600,202
Affiliated investments (cost $95,412,957)	95,466,487
Cash	30,428
Receivable for investments sold	25,590,187
Receivable for Fund shares sold	2,181,625
Dividends receivable	948,302
Tax reclaim receivable	11,136
Prepaid expenses	6,592

Total Assets	2,139,834,959

Liabilities

Payable to broker for collateral for securities on loan	56,310,093
Payable for Fund shares purchased	2,676,563
Payable for investments purchased	2,640,442
Management fee payable	1,186,590
Accrued expenses and other liabilities	396,926
Distribution fee payable	242,872
Affiliated transfer agent fee payable	92,234

Total Liabilities	63,545,720

Net Assets	$2,076,289,239

Net assets were comprised of:
Common stock, at par	$769,214
Paid-in capital in excess of par	1,130,114,262
Total distributable earnings (loss)	945,405,763

Net assets, March 31, 2021	$2,076,289,239

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      19

Statement of Assets and Liabilities (unaudited)

as of March 31, 2021

Class A

Net asset value and redemption price per share, ($587,226,344 ÷ 22,568,267 shares of common stock issued and outstanding)	$26.02
Maximum sales charge (5.50% of offering price)	1.51

Maximum offering price to public	$27.53

Class C

Net asset value, offering price and redemption price per share, ($22,260,358 ÷ 2,724,481 shares of common stock issued and outstanding)	$8.17

Class R

Net asset value, offering price and redemption price per share, ($164,908,842 ÷ 6,625,460 shares of common stock issued and outstanding)	$24.89

Class Z

Net asset value, offering price and redemption price per share, ($551,865,905 ÷ 18,850,712 shares of common stock issued and outstanding)	$29.28

Class R2

Net asset value, offering price and redemption price per share, ($8,506,849 ÷ 301,606 shares of common stock issued and outstanding)	$28.21

Class R4

Net asset value, offering price and redemption price per share, ($2,716,997 ÷ 95,538 shares of common stock issued and outstanding)	$28.44

Class R6

Net asset value, offering price and redemption price per share, ($738,803,944 ÷ 25,755,337 shares of common stock issued and outstanding)	$28.69

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $38,414 foreign withholding tax)	$7,642,489
Income from securities lending, net (including affiliated income of $62,973)	520,218
Affiliated dividend income	41,036

Total income	8,203,743

Expenses
Management fee	6,575,061
Distribution fee(a)	1,535,846
Shareholder servicing fees (including affiliated expense of $1)(a)	4,360
Transfer agent’s fees and expenses (including affiliated expense of $229,389)(a)	802,483
Custodian and accounting fees	71,004
Registration fees(a)	59,817
Shareholders’ reports	39,498
Directors’ fees	16,531
Legal fees and expenses	14,571
Audit fee	13,995
Miscellaneous	22,581

Total expenses	9,155,747
Less: Fee waiver and/or expense reimbursement(a)	(14,446)
Distribution fee waiver(a)	(201,094)

Net expenses	8,940,207

Net investment income (loss)	(736,464)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $31,848)	417,831,838
Foreign currency transactions	(6,919)

417,824,919

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(99,788))	295,074,165

Net gain (loss) on investment and foreign currency transactions	712,899,084

Net Increase (Decrease) In Net Assets Resulting From Operations	$712,162,620

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	804,835	118,325	603,282	—	9,404	—	—
Shareholder servicing fees	—	—	—	—	3,381	979	—
Transfer agent’s fees and expenses	370,802	15,496	95,265	310,937	4,738	1,829	3,416
Registration fees	9,823	7,365	7,393	11,777	7,493	7,493	8,473
Fee waiver and/or expense reimbursement	—	—	—	—	(6,729)	(7,717)	—
Distribution fee waiver	—	—	(201,094)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      21

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2021	Year Ended September 30, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(736,464)	$885,859
Net realized gain (loss) on investment and foreign currency transactions	417,824,919	189,405,730
Net change in unrealized appreciation (depreciation) on investments	295,074,165	(49,197,900)

Net increase (decrease) in net assets resulting from operations	712,162,620	141,093,689

Dividends and Distributions
Distributions from distributable earnings
Class A	(71,496,891)	(45,309,467)
Class B	—	(497,155)
Class C	(8,125,067)	(6,282,594)
Class R	(23,155,654)	(12,684,876)
Class Z	(62,380,614)	(59,697,073)
Class R2	(939,522)	(718,201)
Class R4	(260,414)	(331,029)
Class R6	(85,914,768)	(56,470,815)

	(252,272,930)	(181,991,210)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	240,963,165	289,214,898
Net asset value of shares issued in reinvestment of dividends and distributions	231,184,667	167,725,450
Cost of shares purchased	(542,164,104)	(975,316,592)

Net increase (decrease) in net assets from Fund share transactions	(70,016,272)	(518,376,244)

Total increase (decrease)	389,873,418	(559,273,765)

Net Assets:
Beginning of period	1,686,415,821	2,245,689,586

End of period	$2,076,289,239	$1,686,415,821

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Small Company Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM Jennison Small Company Fund (the “Fund”) is the sole series of the Company and is a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Small Company Fund      23

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed

PGIM Jennison Small Company Fund      25

Notes to Financial Statements (unaudited) (continued)

with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are collective investment structures that allow public stock market qualified investors to invest in private investments in public equity (PIPE). SPACs are shell companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Fund may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition; however, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold. The Fund had unfunded commitments outstanding of $32,050,920 to purchase PIPE shares as of March 31, 2021.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

PGIM Jennison Small Company Fund      27

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $1 billion, and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.68% for the reporting period ended March 31, 2021.

The Manager has contractually agreed, through January 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.18% of average daily net assets for Class R2 shares, or 0.93% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through January 31, 2022 to limit such fees to 0.50% of the average daily net assets of Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended March 31, 2021, PIMS received $147,237 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2021, PIMS received $225 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2021, no 17a-7 transactions were entered into by the Fund.

PGIM Jennison Small Company Fund      29

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2021, were $645,184,487 and $1,007,989,814, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 14,601,064	$447,606,806	$ 423,112,531	$ —	$ —	$39,095,339	39,095,339	$ 41,036

PGIM Institutional Money Market Fund (1)(b)(wa)
345,574,693	382,383,943	671,519,548	(99,788)	31,848	56,371,148	56,399,348	62,973	(2)
$360,175,757	$829,990,749	$1,094,632,079	$(99,788)	$31,848	$95,466,487		$104,009

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2021 were as follows:

Tax Basis	$1,518,462,950

Gross Unrealized Appreciation	634,660,909
Gross Unrealized Depreciation	(42,057,170)

Net Unrealized Appreciation	$592,603,739

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended

September 30, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

There are 1.25 billion shares of common stock authorized, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	200,000,000
Class B	10,000,000
Class C	50,000,000
Class R	175,000,000
Class Z	365,000,000
Class T	75,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	225,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	43,308	0.2%
Class R	5,723,354	86.4%
Class Z	258	0.1%
Class R6	115,915	0.5%

PGIM Jennison Small Company Fund      31

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	6.9%	4	41.7%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2021:
Shares sold	1,255,006	$30,305,469
Shares issued in reinvestment of dividends and distributions	3,026,792	67,739,614
Shares purchased	(3,407,916)	(80,945,150)

Net increase (decrease) in shares outstanding before conversion	873,882	17,099,933
Shares issued upon conversion from other share class(es)	210,683	5,347,425
Shares purchased upon conversion into other share class(es)	(158,579)	(3,880,116)

Net increase (decrease) in shares outstanding	925,986	$18,567,242

Year ended September 30, 2020:
Shares sold	1,841,066	$33,545,568
Shares issued in reinvestment of dividends and distributions	2,085,742	42,632,566

Shares purchased	(7,172,719)	(135,824,628)

Net increase (decrease) in shares outstanding before conversion	(3,245,911)	(59,646,494)
Shares issued upon conversion from other share class(es)	387,714	7,104,326
Shares purchased upon conversion into other share class(es)	(189,658)	(3,605,483)

Net increase (decrease) in shares outstanding	(3,047,855)	$(56,147,651)

Class B
Period ended June 26, 2020*:
Shares sold	948	$7,617
Shares issued in reinvestment of dividends and distributions	61,668	496,426

Shares purchased	(30,196)	(226,281)

Net increase (decrease) in shares outstanding before conversion	32,420	277,762
Shares purchased upon conversion into other share class(es)	(315,502)	(2,221,167)

Net increase (decrease) in shares outstanding	(283,082)	$(1,943,405)

Class C	Shares	Amount
Six months ended March 31, 2021:
Shares sold	109,499	$873,038
Shares issued in reinvestment of dividends and distributions	1,140,786	8,031,134
Shares purchased	(473,476)	(3,920,756)

Net increase (decrease) in shares outstanding before conversion	776,809	4,983,416
Shares purchased upon conversion into other share class(es)	(600,068)	(4,965,701)

Net increase (decrease) in shares outstanding	176,741	$17,715

Year ended September 30, 2020:
Shares sold	271,571	$2,173,165
Shares issued in reinvestment of dividends and distributions	694,263	5,817,926
Shares purchased	(1,499,504)	(11,885,103)

Net increase (decrease) in shares outstanding before conversion	(533,670)	(3,894,012)
Shares purchased upon conversion into other share class(es)	(471,150)	(3,808,473)

Net increase (decrease) in shares outstanding	(1,004,820)	$(7,702,485)

Class R
Six months ended March 31, 2021:
Shares sold	181,867	$4,286,681
Shares issued in reinvestment of dividends and distributions	1,078,887	23,109,761
Shares purchased	(1,459,738)	(33,431,760)

Net increase (decrease) in shares outstanding	(198,984)	$(6,035,318)

Year ended September 30, 2020:
Shares sold	1,754,927	$23,045,004
Shares issued in reinvestment of dividends and distributions	634,966	12,521,524
Shares purchased	(2,350,246)	(42,235,187)

Net increase (decrease) in shares outstanding before conversion	39,647	(6,668,659)
Shares issued upon conversion from other share class(es)	315	6,762
Shares purchased upon conversion into other share class(es)	(17,800)	(311,618)

Net increase (decrease) in shares outstanding	22,162	$(6,973,515)

Class Z
Six months ended March 31, 2021:
Shares sold	2,229,298	$61,329,473
Shares issued in reinvestment of dividends and distributions	2,283,132	57,443,593
Shares purchased	(7,289,100)	(195,726,264)

Net increase (decrease) in shares outstanding before conversion	(2,776,670)	(76,953,198)
Shares issued upon conversion from other share class(es)	98,176	2,689,392
Shares purchased upon conversion into other share class(es)	(34,155)	(939,734)

Net increase (decrease) in shares outstanding	(2,712,649)	$(75,203,540)

Year ended September 30, 2020:
Shares sold	6,412,936	$122,544,612
Shares issued in reinvestment of dividends and distributions	2,490,820	56,168,001
Shares purchased	(21,088,586)	(450,465,077)

Net increase (decrease) in shares outstanding before conversion	(12,184,830)	(271,752,464)
Shares issued upon conversion from other share class(es)	208,515	4,378,055
Shares purchased upon conversion into other share class(es)	(90,470)	(1,726,973)

Net increase (decrease) in shares outstanding	(12,066,785)	$(269,101,382)

PGIM Jennison Small Company Fund      33

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Six months ended March 31, 2021:
Shares sold	42,187	$1,140,981
Shares issued in reinvestment of dividends and distributions	38,711	939,522
Shares purchased	(58,019)	(1,497,901)

Net increase (decrease) in shares outstanding before conversion	22,879	582,602
Shares issued upon conversion from other share class(es)	205	5,736

Net increase (decrease) in shares outstanding	23,084	$588,338

Year ended September 30, 2020:
Shares sold	100,886	$1,893,020
Shares issued in reinvestment of dividends and distributions	32,750	718,201
Shares purchased	(252,137)	(4,848,114)

Net increase (decrease) in shares outstanding	(118,501)	$(2,236,893)

Class R4
Six months ended March 31, 2021:
Shares sold	13,619	$369,793
Shares issued in reinvestment of dividends and distributions	9,661	236,207
Shares purchased	(1,875)	(51,735)

Net increase (decrease) in shares outstanding	21,405	$554,265

Year ended September 30, 2020:
Shares sold	24,084	$504,322
Shares issued in reinvestment of dividends and distributions	14,714	324,008
Shares purchased	(146,788)	(3,314,157)

Net increase (decrease) in shares outstanding	(107,990)	$(2,485,827)

Class R6
Six months ended March 31, 2021:
Shares sold	5,359,791	$142,657,730
Shares issued in reinvestment of dividends and distributions	2,990,456	73,684,836
Shares purchased	(8,492,841)	(226,590,538)

Net increase (decrease) in shares outstanding before conversion	(142,594)	(10,247,972)
Shares issued upon conversion from other share class(es)	65,843	1,761,349
Shares purchased upon conversion into other share class(es)	(669)	(18,351)

Net increase (decrease) in shares outstanding	(77,420)	$(8,504,974)

Year ended September 30, 2020:
Shares sold	5,480,713	$105,501,590
Shares issued in reinvestment of dividends and distributions	2,216,304	49,046,798
Shares purchased	(15,495,375)	(326,518,045)

Net increase (decrease) in shares outstanding before conversion	(7,798,358)	(171,969,657)
Shares issued upon conversion from other share class(es)	9,278	184,571

Net increase (decrease) in shares outstanding	(7,789,080)	$(171,785,086)

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general,

PGIM Jennison Small Company Fund      35

Notes to Financial Statements (unaudited) (continued)

its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Small Company Fund      37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2021
					Year Ended September 30,
			2020		2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.68		$21.08		$26.83	$25.80	$22.65	$23.76
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04	)(b)	(0.06)	(0.04)	0.03	0.09
Net realized and unrealized gain (loss) on investment transactions	8.86		1.55		(1.94)	3.14	4.35	1.96
Total from investment operations	8.82		1.51		(2.00)	3.10	4.38	2.05
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.05)	(0.02)	(0.15)	(0.03)
Distributions from net realized gains	(3.48)		(1.91)		(3.70)	(2.05)	(1.08)	(3.13)
Total dividends and distributions	(3.48)		(1.91)		(3.75)	(2.07)	(1.23)	(3.16)
Net asset value, end of period	$26.02		$20.68		$21.08	$26.83	$25.80	$22.65
Total Return(c):	45.37%		7.29%		(5.91)%	12.77%	20.09%	9.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$587,226		$447,491		$520,351	$719,750	$793,676	$791,197
Average net assets (000)	$538,031		$449,980		$577,174	$777,206	$790,047	$796,776
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.14	%(f)	1.18%		1.17%	1.13%	1.13%	1.14%
Expenses before waivers and/or expense reimbursement	1.14	%(f)	1.18%		1.17%	1.13%	1.13%	1.14%
Net investment income (loss)	(0.30	)%(f)	(0.21)%		(0.27)%	(0.15)%	0.14%	0.42%
Portfolio turnover rate(g)	35%		58%		30%	43%	41%	37%

(a)	Calculated based on average shares outstanding during the period.

(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(f)	Annualized.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended March 31, 2021
					Year Ended September 30,
			2020		2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.43		$9.72		$14.77	$15.19	$13.85	$15.82
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.07	)(b)	(0.11)	(0.12)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.26		0.69		(1.23)	1.75	2.59	1.20
Total from investment operations	3.22		0.62		(1.34)	1.63	2.51	1.16
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.01)	-	(0.09)	-
Distributions from net realized gains	(3.48)		(1.91)		(3.70)	(2.05)	(1.08)	(3.13)
Total dividends and distributions	(3.48)		(1.91)		(3.71)	(2.05)	(1.17)	(3.13)
Net asset value, end of period	$8.17		$8.43		$9.72	$14.77	$15.19	$13.85
Total Return(c):	44.79%		6.54%		(6.32)%	11.98%	19.27%	8.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,260		$21,468		$34,527	$76,121	$84,667	$108,219
Average net assets (000)	$23,730		$26,313		$51,231	$80,999	$94,592	$114,415
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.89	%(f)	1.89%		1.86%	1.81%	1.83%	1.84%
Expenses before waivers and/or expense reimbursement	1.89	%(f)	1.89%		1.86%	1.81%	1.83%	1.84%
Net investment income (loss)	(1.03	)%(f)	(0.89)%		(1.03)%	(0.82)%	(0.55)%	(0.30)%
Portfolio turnover rate(g)	35%		58%		30%	43%	41%	37%

(a)	Calculated based on average shares outstanding during the period.

(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

(f)	Annualized.

(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2021		2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.92		$20.40		$26.10	$25.19	$22.14	$23.31
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08	)(b)	(0.09)	(0.09)	(0.01)	0.05
Net realized and unrealized gain (loss) on investment transactions	8.51		1.51		(1.90)	3.05	4.25	1.91
Total from investment operations	8.45		1.43		(1.99)	2.96	4.24	1.96
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.01)	-	(0.11)	-
Distributions from net realized gains	(3.48)		(1.91)		(3.70)	(2.05)	(1.08)	(3.13)
Total dividends and distributions	(3.48)		(1.91)		(3.71)	(2.05)	(1.19)	(3.13)
Net asset value, end of period	$24.89		$19.92		$20.40	$26.10	$25.19	$22.14
Total Return(c):	45.23%		7.12%		(6.07)%	12.54%	19.88%	9.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$164,909		$135,920		$138,754	$172,033	$180,165	$166,550
Average net assets (000)	$161,317		$133,107		$149,385	$178,093	$173,891	$159,631
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.32	%(f)	1.35%		1.34%	1.33%	1.33%	1.34%
Expenses before waivers and/or expense reimbursement	1.57	%(f)	1.60%		1.59%	1.58%	1.58%	1.59%
Net investment income (loss)	(0.48	)%(f)	(0.43)%		(0.46)%	(0.34)%	(0.06)%	0.23%
Portfolio turnover rate(g)	35%		58%		30%	43%	41%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,

	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.88		$23.05	$28.94	$27.67	$24.21	$25.19
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.04	- (b)	0.05	0.11	0.17
Net realized and unrealized gain (loss) on investment transactions	9.88		1.70	(2.06)	3.36	4.64	2.09
Total from investment operations	9.88		1.74	(2.06)	3.41	4.75	2.26
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.13)	(0.09)	(0.21)	(0.11)
Distributions from net realized gains	(3.48)		(1.91)	(3.70)	(2.05)	(1.08)	(3.13)
Total dividends and distributions	(3.48)		(1.91)	(3.83)	(2.14)	(1.29)	(3.24)
Net asset value, end of period	$29.28		$22.88	$23.05	$28.94	$27.67	$24.21
Total Return(c):	45.66%		7.69%	(5.58)%	13.09%	20.38%	10.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$551,866		$493,395	$775,200	$1,539,410	$1,702,538	$1,484,823
Average net assets (000)	$529,002		$589,620	$1,156,293	$1,581,249	$1,591,345	$1,498,820
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.82	%(f)	0.82%	0.82%	0.81%	0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.82	%(f)	0.82%	0.82%	0.81%	0.83%	0.84%
Net investment income (loss)	0.03	%(f)	0.18%	0.02%	0.18%	0.44%	0.72%
Portfolio turnover rate(g)	35%		58%	30%	43%	41%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      41

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended March 31,		Year Ended September 30,			November 28, 2017(a) through September 30,

	2021		2020		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.18		$22.48		$28.24	$28.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.03	)(c)	(0.06)	0.04
Net realized and unrealized gain (loss) on investment transactions	9.56		1.64		(1.97)	2.26
Total from investment operations	9.51		1.61		(2.03)	2.30
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.03)	(0.01)
Distributions from net realized gains	(3.48)		(1.91)		(3.70)	(2.05)
Total dividends and distributions	(3.48)		(1.91)		(3.73)	(2.06)
Net asset value, end of period	$28.21		$22.18		$22.48	$28.24
Total Return(d):	45.36%		7.28%		(5.65)%	8.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,507		$6,179		$8,925	$10,262
Average net assets (000)	$7,544		$7,364		$8,935	$2,060
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.18	%(f)	1.18%		1.18%	1.18	%(f)
Expenses before waivers and/or expense reimbursement	1.36	%(f)	1.39%		1.42%	2.00	%(f)
Net investment income (loss)	(0.35	)%(f)	(0.14)%		(0.26)%	0.18	%(f)
Portfolio turnover rate(g)	35%		58%		30%	43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Six Months Ended March 31,		Year Ended September 30,		November 28, 2017(a) through September 30,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.32		$22.55	$28.41	$28.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.04	(0.01)	0.07
Net realized and unrealized gain (loss) on investment transactions	9.61		1.64	(2.05)	2.41
Total from investment operations	9.60		1.68	(2.06)	2.48
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.10)	(0.02)
Distributions from net realized gains	(3.48)		(1.91)	(3.70)	(2.05)
Total dividends and distributions	(3.48)		(1.91)	(3.80)	(2.07)
Net asset value, end of period	$28.44		$22.32	$22.55	$28.41
Total Return(c):	45.54%		7.58%	(5.71)%	9.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,717		$1,655	$4,107	$1,495
Average net assets (000)	$2,193		$2,153	$3,334	$453
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)	0.93%	0.93%	0.93	%(e)
Expenses before waivers and/or expense reimbursement	1.64	%(e)	1.61%	1.49%	5.19	%(e)
Net investment income (loss)	(0.10	)%(e)	0.19%	(0.05)%	0.30	%(e)
Portfolio turnover rate(f)	35%		58%	30%	43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund      43

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.46		$22.64	$28.51	$27.27	$23.87	$24.87
Income (loss) from investment operations:
Net investment income (loss)	0.02	(b)	0.05	0.04	0.09	0.14	0.20
Net realized and unrealized gain
(loss) on investment transactions	9.69		1.68	(2.05)	3.33	4.58	2.08
Total from investment operations	9.71		1.73	(2.01)	3.42	4.72	2.28
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.16)	(0.13)	(0.24)	(0.15)
Distributions from net realized gains	(3.48)		(1.91)	(3.70)	(2.05)	(1.08)	(3.13)
Total dividends and distributions	(3.48)		(1.91)	(3.86)	(2.18)	(1.32)	(3.28)
Net asset value, end of period	$28.69		$22.46	$22.64	$28.51	$27.27	$23.87
Total Return(c):	45.77%		7.78%	(5.44)%	13.33%	20.58%	10.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$738,804		$580,309	$761,160	$1,253,235	$1,000,616	$748,480
Average net assets (000)	$689,914		$613,233	$1,011,193	$1,169,480	$873,691	$667,511
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.70	%(f)	0.70%	0.69%	0.68%	0.68%	0.69%
Expenses before waivers and/or expense reimbursement	0.70	%(f)	0.70%	0.69%	0.68%	0.68%	0.69%
Net investment income (loss)	0.15	%(f)	0.26%	0.18%	0.32%	0.58%	0.88%
Portfolio turnover rate(g)	35%		58%	30%	43%	41%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Small Company Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Small Company Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON SMALL COMPANY FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PGOAX	PSCCX	JSCRX	PSCZX	PSCHX	PSCJX	PJSQX
CUSIP	74441N101	74441N309	74441N507	74441N408	74441N861	74441N853	74441N887

MF109 E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 18, 2021